Subsequent events - Additional Information (Detail)							12 Months Ended
	Mar. 31, 2022 USD ($) shares $ / shares	Mar. 23, 2022 USD ($) $ / shares	Mar. 11, 2022 USD ($) $ / shares	Jan. 31, 2022 USD ($) $ / shares	Jan. 30, 2022 USD ($)	Jan. 12, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) yr $ / shares shares	Dec. 31, 2020 USD ($) yr shares	Dec. 31, 2019 USD ($) shares	Jan. 14, 2022 USD ($)	Nov. 19, 2021 USD ($)
Statement [Line Items]
Consideration transferred, acquisition-date fair value											$ 4,557,869
Number of shares authorised | shares							62,202	62,202
Number of shares outstanding | shares								56,484	49,514
Class of warrants issued during the period | shares	17,433,333
Par value per share | $ / shares							$ 0
Number of shares issued | shares							56,484	56,484
Number of share options outstanding | yr							5,639	2,958
Increase (decrease) through share-based payment transactions, equity							$ 33,611,231	$ 2,828,995	$ 433,344
Viapool Inc [Member]
Statement [Line Items]
Percentage of voting equity interests acquired							51.00%
Major business combination [member]
Statement [Line Items]
Number of shares authorised | shares	555,000,000
Number of shares outstanding | shares	118,496,102
Share price	$ 11.50
Common stock conversion basis	one
Business Combination ,Related Costs							$ 7,355,404	$ 0
Major business combination [member] | Earnout Shares [Member]
Statement [Line Items]
Number of consecutive trading days for determining share price	30 days
Number of trading days for determining share price	20 days
Major business combination [member] | Earnout RSU [Member]
Statement [Line Items]
Number of share options outstanding | shares	1,509.963
Major business combination [member] | Public Warrants [Member]
Statement [Line Items]
Class of warrants issued during the period | shares	11,500,000
Major business combination [member] | Private Warrants [Member]
Statement [Line Items]
Class of warrants issued during the period | shares	5,933,333
Major business combination [member] | Viapool Inc [Member]
Statement [Line Items]
Percentage of voting equity interests acquired										51.00%
Consideration transferred, acquisition-date fair value										$ 4.5
Cash transferred										1,000,000
Major business combination [member] | Viapool Inc [Member] | Completion of de SPAC Process [Member]
Statement [Line Items]
Cash transferred										2,500,000
Major business combination [member] | Viapool Inc [Member] | Achieving Revenue Level in Stock Purchase Agreement [Member]
Statement [Line Items]
Cash transferred										500,000
Major business combination [member] | Swvl's Common Shares [Member]
Statement [Line Items]
Par value per share | $ / shares	$ 0.0001
Number of shares issued | shares	1,509.963
Major business combination [member] | Swvl's Common Shares [Member] | Convertible Notes [Member]
Statement [Line Items]
Debt instrument ,conversion amount		$ 2,700,000
Major business combination [member] | Swvl's Common Shares [Member] | PIPE Investor [Member]
Statement [Line Items]
Debt instrument ,conversion amount			$ 1,800,000	$ 1,000,000		$ 20,000,000
Debt instrument ,conversion price | $ / shares		$ 9.10	$ 9.10	$ 9.10		$ 9.10
Debt instrument ,termination amount		$ 900,000			$ 2,000,000
Equity interests of acquirer										$ 500,000
Major business combination [member] | Class A Ordinary Shares [Member]
Statement [Line Items]
Number of shares authorised | shares	500,000,000
Par value per share | $ / shares	$ 0.0001
Major business combination [member] | Preference shares [member]
Statement [Line Items]
Number of shares authorised | shares	55,000,000
Major business combination [member] | New Swvl's Common Shares A [Member]
Statement [Line Items]
Number of Shares Purchased by PIPE Investors | shares	12,188,711
Aggregate Purchase Price of Shares	$ 111,500,000
Major business combination [member] | New Swvl's Common Shares A [Member] | Earnout Shares [Member]
Statement [Line Items]
Increase (decrease) through share-based payment transactions, equity	$ 15,000,000
Major business combination [member] | New Swvl's Common Shares A [Member] | Earnout Shares [Member] | Bottom of range [member]
Statement [Line Items]
weighted average closing sale price | $ / shares	$ 12.50
Major business combination [member] | New Swvl's Common Shares A [Member] | Earnout Shares [Member] | Weighted average [member]
Statement [Line Items]
weighted average closing sale price | $ / shares	15.00
Major business combination [member] | New Swvl's Common Shares A [Member] | Earnout Shares [Member] | Top of range [member]
Statement [Line Items]
weighted average closing sale price | $ / shares	$ 17.50
Major business combination [member] | New Swvl's Common Shares A [Member] | Sharebased Payment Arrangement, Tranches [Member] | Earnout Shares [Member]
Statement [Line Items]
Increase (decrease) through share-based payment transactions, equity	$ 5,000,000